Acquitions and Divestitures (Tables)	12 Months Ended
Dec. 31, 2010
Acquisitions and Divestitures
Impact on the consolidated balance sheet of the purchase price allocations related to acquisitions.

	2010 Acquisitions
(Millions) Asset (Liability)	Arizant Inc.	Attenti Holdings S.A.	Cogent Inc.	Other Acquisitions	2010 Total
Accounts receivable	$15	$23	$34	$21	$93
Inventory	36	5	17	19	77
Other current assets	3	7	31	2	43
Marketable securities	—	—	380	—	380
Property, plant, and equipment	38	9	30	29	106
Purchased intangible assets	362	90	142	69	663
Purchased goodwill	512	122	295	51	980
Accounts payable and other liabilities, net of other assets	(29)	(12)	(88)	(35)	(164)
Interest bearing debt	(31)	(21)	—	(53)	(105)
Deferred tax asset/(liability)	(141)	(16)	(47)	(21)	(225)

Net assets acquired	$765	$207	$794	$82	$1,848

Supplemental information:
Cash paid	$776	$227	$946	$156	$2,105
Less: Cash acquired	11	20	152	92	275
Cash paid, net of cash acquired	$765	$207	$794	$64	$1,830
Non-cash (financed liability)	—	—	—	18	18
Net assets acquired	$765	$207	$794	$82	$1,848

		2008 Acquisitions
(Millions) Asset (Liability)	2009 Acquisitions Total	Aearo Holding Corp.	Other Acquisitions	2008 Total
Accounts receivable	$31	$76	$70	$146
Inventory	10	81	89	170
Other current assets	—	7	8	15
Property, plant, and equipment	15	78	83	161
Purchased intangible assets	93	417	377	794
Purchased goodwill	(25)	798	594	1,392
Accounts payable and other liabilities, net of other assets	(21)	(200)	(104)	(304)
Interest bearing debt	(18)	(684)	(125)	(809)
Deferred tax asset/(liability)	(16)	(50)	(121)	(171)

Net assets acquired	$69	$523	$871	$1,394

Supplemental information:
Cash paid	$73	$562	$897	$1,459
Less: Cash acquired	4	39	26	65
Cash paid, net of cash acquired	$69	$523	$871	$1,394
Non-cash	—	—	—	—
Net assets acquired	$69	$523	$871	$1,394